Cash, cash equivalents and financial assets - Disclosure of Cash, Cash Equivalents and Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 66,396	€ 70,605	€ 84,225	€ 103,756
Short-term investments	14,374	21,851	17,260
Cash and cash equivalents and short-term investments	80,770	92,456	101,485
Non-current financial assets	10,281	9,796	35,119	€ 39,878
Total cash, cash equivalents and financial assets	€ 91,051	€ 102,252	€ 136,604